UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-10385

Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

EXPLANATORY NOTE
Items 1 through 2 of this Form N-Q are incorporated by reference to the Form N-Q filed on EDGAR on February 28, 2006 (Accession Number 0001169232-06-001271).
Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Thomas C. Sutton
Thomas C. Sutton
Chief Executive Officer

Date:	June 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:	/s/ Thomas C. Sutton
Thomas C. Sutton
Chief Executive Officer

Date:	June 7, 2007

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	June 7, 2007

Item 3. Exhibit(s).
(a) Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.